Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2018	$ 4,633
Estimated future benefit payments under our pension and postretirement plans - 2019	4,191
Estimated future benefit payments under our pension and postretirement plans - 2020	4,180
Estimated future benefit payments under our pension and postretirement plans - 2021	4,149
Estimated future benefit payments under our pension and postretirement plans - 2022	4,063
Estimated future benefit payments under our pension and postretirement plans - Years 2023 - 2027	19,653
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2018	1,751
Estimated future benefit payments under our pension and postretirement plans - 2019	1,719
Estimated future benefit payments under our pension and postretirement plans - 2020	1,707
Estimated future benefit payments under our pension and postretirement plans - 2021	1,692
Estimated future benefit payments under our pension and postretirement plans - 2022	1,670
Estimated future benefit payments under our pension and postretirement plans - Years 2023 - 2027	$ 7,267